Summary of Significant Accounting Policies - Schedule of Property and Equipment (Details) - USD ($)	Jun. 30, 2025	Jun. 30, 2024
Property, Plant and Equipment [Line Items]
Total property and equipment	$ 5,809,202	$ 7,499
Office equipment [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment	4,093	7,499
Construction in progress [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment	$ 5,805,109